Supplemental Financial Information - Additional Information (Detail) (USD $)	12 Months Ended
Jan. 31, 2013
Segment Reporting Information [Line Items]
Condition for transfer of funds	Total net assets which may not be transferred to the Company in the form of loans, advances, or cash dividends by the Company's subsidiaries without the consent of a third party were less than 10% of the Company's consolidated total net assets as of the end of the most recent fiscal year.
2013 Notes [Member]
Segment Reporting Information [Line Items]
Make-whole interest payment	$ 2,100